LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Opening Balance	$ 8,955,666	$ 8,325,304
Changes
Additions	1,138,154	1,173,156
Withdrawals	(9,584)	(15,646)
Depreciation	(453,111)	(439,143)
Increase (decrease) through net exchange differences	59,738	(25,719)
Reclassification from lease to Property, plant and equipment	10,345	7,403
Increase (decrease) through others	0	0
Total changes	586,669	630,362
Closing balance	9,542,335	8,955,666
Land [Member]
Statement [Line Items]
Opening Balance	888,465	930,372
Changes
Additions	2,003	6,647
Withdrawals	(391)	(697)
Depreciation	0	0
Increase (decrease) through net exchange differences	11,769	(7,181)
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	791	822
Total changes	4,772	(41,907)
Closing balance	893,237	888,465
Buildings [member]
Statement [Line Items]
Opening Balance	2,165,318	2,248,784
Changes
Additions	13,230	8,440
Withdrawals	(569)	(2,572)
Depreciation	(132,521)	(136,490)
Increase (decrease) through net exchange differences	10,308	(4,359)
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	57,216	66,235
Total changes	(79,450)	(83,466)
Closing balance	2,085,868	2,165,318
Plant and equipment [member]
Statement [Line Items]
Opening Balance	2,915,611	3,026,136
Changes
Additions	26,102	22,372
Withdrawals	(5,319)	(6,011)
Depreciation	(305,572)	(288,723)
Increase (decrease) through net exchange differences	36,234	(12,084)
Reclassification from lease to Property, plant and equipment	4,438	7,251
Increase (decrease) through others	210,682	178,611
Total changes	(154,686)	(110,525)
Closing balance	2,760,925	2,915,611
IT Equipment [member]
Statement [Line Items]
Opening Balance	23,516	26,166
Changes
Additions	815	1,277
Withdrawals	(286)	(42)
Depreciation	(6,326)	(6,424)
Increase (decrease) through net exchange differences	143	(80)
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	4,997	3,243
Total changes	(874)	(2,650)
Closing balance	22,642	23,516
Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	13,563	16,627
Changes
Additions	808	566
Withdrawals	(15)	0
Depreciation	(3,071)	(3,163)
Increase (decrease) through net exchange differences	82	170
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	444	(617)
Total changes	(2,546)	(3,064)
Closing balance	11,017	13,563
Motor vehicles [member]
Statement [Line Items]
Opening Balance	13,678	15,055
Changes
Additions	462	470
Withdrawals	(80)	(31)
Depreciation	(4,477)	(3,278)
Increase (decrease) through net exchange differences	503	(219)
Reclassification from lease to Property, plant and equipment	5,907	152
Increase (decrease) through others	29,996	1,995
Total changes	32,249	(1,377)
Closing balance	45,927	13,678
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	112,641	117,586
Changes
Additions	18,115	6,234
Withdrawals	(351)	(4,188)
Depreciation	(1,144)	(1,065)
Increase (decrease) through net exchange differences	646	(815)
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	140	(4,906)
Total changes	17,389	(4,945)
Closing balance	130,030	112,641
Right-of-use assets [member]
Statement [Line Items]
Opening Balance	180,106	219,134
Changes
Additions	202,938	35,187
Withdrawals	(1,323)	(3,316)
Depreciation	(65,408)	(62,581)
Revaluation		(38)
Increase (decrease) through net exchange differences	320	(910)
Reclassification from lease to Property, plant and equipment	(10,346)	(7,403)
Increase (decrease) through others	200	33
Total changes	126,381	(39,028)
Closing balance	306,487	180,106
Right-of-use assets [member] | Land [Member]
Statement [Line Items]
Opening Balance	72,384	60,761
Changes
Additions	135,407	21,391
Withdrawals	0	(16)
Depreciation	(12,660)	(9,108)
Revaluation		0
Increase (decrease) through net exchange differences	159	(644)
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	0	0
Total changes	122,906	11,623
Closing balance	195,290	72,384
Right-of-use assets [member] | Buildings [member]
Statement [Line Items]
Opening Balance	20,682	19,954
Changes
Additions	2,531	11,557
Withdrawals	(1,101)	(2,976)
Depreciation	(5,400)	(5,386)
Revaluation		(7)
Increase (decrease) through net exchange differences	22	(6)
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	(3)	(2,454)
Total changes	(3,951)	728
Closing balance	16,731	20,682
Right-of-use assets [member] | Plant and equipment [member]
Statement [Line Items]
Opening Balance	17,198	24,035
Changes
Additions	56,720	1,617
Withdrawals	(15)	0
Depreciation	(7,174)	(7,315)
Revaluation		0
Increase (decrease) through net exchange differences	8	(275)
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	(28)	(864)
Total changes	49,511	(6,837)
Closing balance	66,709	17,198
Right-of-use assets [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance	224	380
Changes
Additions	148	127
Withdrawals	0	0
Depreciation	(229)	(255)
Revaluation		0
Increase (decrease) through net exchange differences	14	(6)
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	0	(22)
Total changes	(67)	(156)
Closing balance	157	224
Right-of-use assets [member] | Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	218	698
Changes
Additions	0	0
Withdrawals	(203)	0
Depreciation	(15)	(356)
Increase (decrease) through net exchange differences	0	0
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	0	(124)
Total changes	(218)	(480)
Closing balance	0	218
Right-of-use assets [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance	55,093	92,951
Changes
Additions	7,827	495
Withdrawals	(4)	(226)
Depreciation	(38,596)	(38,090)
Revaluation		(31)
Increase (decrease) through net exchange differences	117	21
Reclassification from lease to Property, plant and equipment	0	0
Increase (decrease) through others	0	(27)
Total changes	(30,656)	(37,858)
Closing balance	24,437	55,093
Right-of-use assets [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	14,307	20,355
Changes
Additions	305	0
Withdrawals	0	(98)
Depreciation	(1,334)	(2,071)
Revaluation		0
Increase (decrease) through net exchange differences	0	0
Reclassification from lease to Property, plant and equipment	(10,346)	(7,403)
Increase (decrease) through others	231	3,524
Total changes	(11,144)	(6,048)
Closing balance	$ 3,163	$ 14,307